NET PREMIUMS EARNED (Details Textual) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 2,598,434	S/ 2,308,143	S/ 2,302,701
Medical Assistance Services [Member] | Health insurance contract [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 420,000	S/ 386,300	S/ 371,200
Percentage of entity's revenue		91.84%	88.83%	89.38%

[1]	This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.